Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cavanal Hill Funds (PKNA American Performance)
Entity Central Index Key	0000864508
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000102309
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	A Shares
Trading Symbol	AABOX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,142	$10,155	$10,115
Aug 16	$10,550	$10,761	$10,753
Aug 17	$10,502	$10,814	$10,878
Aug 18	$10,363	$10,701	$10,758
Aug 19	$11,308	$11,789	$11,852
Aug 20	$11,881	$12,553	$12,666
Aug 21	$11,923	$12,542	$12,819
Aug 22	$10,537	$11,098	$11,296
Aug 23	$10,387	$10,965	$11,213
Aug 24	$11,170	$11,765	$12,107

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	7.53%	-0.25%	1.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

AssetsNet	$ 123,466,101
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 240,009
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

Holdings [Text Block]

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024293
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Institutional Shares
Trading Symbol	AIBNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,168	$10,155	$10,115
Aug 16	$10,614	$10,761	$10,753
Aug 17	$10,570	$10,814	$10,878
Aug 18	$10,467	$10,701	$10,758
Aug 19	$11,439	$11,789	$11,852
Aug 20	$12,049	$12,553	$12,666
Aug 21	$12,110	$12,542	$12,819
Aug 22	$10,736	$11,098	$11,296
Aug 23	$10,609	$10,965	$11,213
Aug 24	$11,437	$11,765	$12,107

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	7.81%	0.00%	1.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

AssetsNet	$ 123,466,101
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 240,009
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

Holdings [Text Block]

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024292
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Investor Shares
Trading Symbol	APBDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,140	$10,155	$10,115
Aug 16	$10,579	$10,761	$10,753
Aug 17	$10,518	$10,814	$10,878
Aug 18	$10,378	$10,701	$10,758
Aug 19	$11,308	$11,789	$11,852
Aug 20	$11,881	$12,553	$12,666
Aug 21	$11,924	$12,542	$12,819
Aug 22	$10,537	$11,098	$11,296
Aug 23	$10,388	$10,965	$11,213
Aug 24	$11,170	$11,765	$12,107

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	7.53%	-0.25%	1.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

AssetsNet	$ 123,466,101
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 240,009
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

Holdings [Text Block]

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041650
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Administrative Shares
Trading Symbol	APCXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Administrative Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,002
Aug 17	$10,016
Aug 18	$10,107
Aug 19	$10,286
Aug 20	$10,350
Aug 21	$10,351
Aug 22	$10,380
Aug 23	$10,781
Aug 24	$11,298

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Administrative Shares	4.80%	1.89%	1.23%

AssetsNet	$ 2,747,357,730
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,321,857
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

Holdings [Text Block]

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041649
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	APHXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Institutional Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,006
Aug 17	$10,043
Aug 18	$10,164
Aug 19	$10,373
Aug 20	$10,458
Aug 21	$10,459
Aug 22	$10,498
Aug 23	$10,937
Aug 24	$11,510

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	5.24%	2.10%	1.42%

AssetsNet	$ 2,747,357,730
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,321,857
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

Holdings [Text Block]

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000073542
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	APPXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Premier Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,008
Aug 17	$10,048
Aug 18	$10,172
Aug 19	$10,384
Aug 20	$10,472
Aug 21	$10,473
Aug 22	$10,513
Aug 23	$10,948
Aug 24	$11,473

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Premier Shares	4.79%	2.01%	1.38%

AssetsNet	$ 2,747,357,730
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,321,857
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

Holdings [Text Block]

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041652
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Select Shares
Trading Symbol	APSXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Select Shares	5.32%	2.16%	1.84%

AssetsNet	$ 2,747,357,730
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,321,857
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

Holdings [Text Block]

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223873
Shareholder Report [Line Items]
Fund Name	Hedged Income Fund
Class Name	A Shares
Trading Symbol	AALIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Income Fund (A Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$11,494	$12,227
Aug 22	$10,170	$10,735	$10,855
Aug 23	$10,852	$11,812	$12,585
Aug 24	$11,977	$13,413	$16,000

Average Annual Return [Table Text Block]
	1 Year	Since Inception
A Shares	10.36%	5.03%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

AssetsNet	$ 28,167,401
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 232,682
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223874
Shareholder Report [Line Items]
Fund Name	Hedged Income Fund
Class Name	Institutional Shares
Trading Symbol	AILIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Income Fund (Institutional Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$11,494	$12,227
Aug 22	$10,216	$10,735	$10,855
Aug 23	$10,923	$11,812	$12,585
Aug 24	$12,106	$13,413	$16,000

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares	10.83%	5.34%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

AssetsNet	$ 28,167,401
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 232,682
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223872
Shareholder Report [Line Items]
Fund Name	Hedged Income Fund
Class Name	Investor Shares
Trading Symbol	APLIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Income Fund (Investor Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$11,494	$12,227
Aug 22	$10,176	$10,735	$10,855
Aug 23	$10,848	$11,812	$12,585
Aug 24	$11,993	$13,413	$16,000

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares	10.55%	5.07%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

AssetsNet	$ 28,167,401
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 232,682
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000102307
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	A Shares
Trading Symbol	AASTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,072	$10,155	$10,133
Aug 16	$10,195	$10,761	$10,379
Aug 17	$10,341	$10,814	$10,476
Aug 18	$10,355	$10,701	$10,437
Aug 19	$10,828	$11,789	$11,061
Aug 20	$11,231	$12,553	$11,577
Aug 21	$11,278	$12,542	$11,628
Aug 22	$10,643	$11,098	$10,952
Aug 23	$10,763	$10,965	$11,084
Aug 24	$11,587	$11,765	$11,827

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	7.66%	1.37%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

AssetsNet	$ 38,159,387
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 48,128
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

C000024286
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Institutional Shares
Trading Symbol	AISTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,097	$10,155	$10,133
Aug 16	$10,247	$10,761	$10,379
Aug 17	$10,420	$10,814	$10,476
Aug 18	$10,459	$10,701	$10,437
Aug 19	$10,976	$11,789	$11,061
Aug 20	$11,401	$12,553	$11,577
Aug 21	$11,475	$12,542	$11,628
Aug 22	$10,843	$11,098	$10,952
Aug 23	$11,013	$10,965	$11,084
Aug 24	$11,896	$11,765	$11,827

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	8.02%	1.62%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

AssetsNet	$ 38,159,387
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 48,128
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

C000024285
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Investor Shares
Trading Symbol	APSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,071	$10,155	$10,133
Aug 16	$10,190	$10,761	$10,379
Aug 17	$10,330	$10,814	$10,476
Aug 18	$10,337	$10,701	$10,437
Aug 19	$10,808	$11,789	$11,061
Aug 20	$11,199	$12,553	$11,577
Aug 21	$11,257	$12,542	$11,628
Aug 22	$10,613	$11,098	$10,952
Aug 23	$10,754	$10,965	$11,084
Aug 24	$11,589	$11,765	$11,827

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	7.76%	1.40%	1.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

AssetsNet	$ 38,159,387
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 48,128
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

Holdings [Text Block]

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

C000196700
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	A Shares
Trading Symbol	AAENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
A Shares	9.89%	0.18%	1.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

AssetsNet	$ 14,798,496
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 34,769
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

Holdings [Text Block]

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196701
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Institutional Shares
Trading Symbol	AIENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	10.16%	0.43%	1.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

AssetsNet	$ 14,798,496
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 34,769
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

Holdings [Text Block]

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196702
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Investor Shares
Trading Symbol	APENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares	9.94%	0.18%	1.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

AssetsNet	$ 14,798,496
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 34,769
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

Holdings [Text Block]

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041646
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Administrative Shares
Trading Symbol	APGXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Administrative Shares)
Aug 14	$10,000
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,009
Aug 18	$10,089
Aug 19	$10,253
Aug 20	$10,309
Aug 21	$10,310
Aug 22	$10,331
Aug 23	$10,715
Aug 24	$11,230

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Administrative Shares	4.81%	1.84%	1.17%

AssetsNet	$ 1,760,417,769
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 895,445
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

Holdings [Text Block]

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041645
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Institutional Shares
Trading Symbol	APKXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Institutional Shares)
Aug 14	$10,000
Aug 15	$10,000
Aug 16	$10,003
Aug 17	$10,038
Aug 18	$10,160
Aug 19	$10,369
Aug 20	$10,453
Aug 21	$10,453
Aug 22	$10,488
Aug 23	$10,924
Aug 24	$11,497

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	5.25%	2.09%	1.40%

AssetsNet	$ 1,760,417,769
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 895,445
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

Holdings [Text Block]

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041648
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Select Shares
Trading Symbol	APNXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Select Shares	5.33%	2.14%	2.07%

AssetsNet	$ 1,760,417,769
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 895,445
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

Holdings [Text Block]

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196703
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	A Shares
Trading Symbol	AAUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
A Shares	3.33%	1.03%	0.84%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

AssetsNet	$ 10,385,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 19,091
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

Holdings [Text Block]

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Largest Holdings [Text Block]

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196704
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Institutional Shares
Trading Symbol	AIUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	3.58%	1.26%	1.27%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

AssetsNet	$ 10,385,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 19,091
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

Holdings [Text Block]

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Largest Holdings [Text Block]

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196705
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Investor Shares
Trading Symbol	APUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares	3.37%	1.01%	0.98%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

AssetsNet	$ 10,385,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 19,091
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

Holdings [Text Block]

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Largest Holdings [Text Block]

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136573
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	A Shares
Trading Symbol	AAWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (A Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,493	$6,712	$10,048
Aug 16	$7,612	$7,130	$11,309
Aug 17	$7,168	$7,178	$13,145
Aug 18	$8,485	$8,770	$15,730
Aug 19	$6,079	$7,239	$16,189
Aug 20	$5,706	$5,055	$19,740
Aug 21	$8,350	$6,848	$25,893
Aug 22	$11,986	$10,663	$22,986
Aug 23	$13,276	$12,152	$26,650
Aug 24	$13,755	$13,199	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	3.61%	17.74%	3.24%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

AssetsNet	$ 97,887,083
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 535,363
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136574
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	C Shares
Trading Symbol	ACWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$193	1.90%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (C Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,432	$6,712	$10,048
Aug 16	$7,506	$7,130	$11,309
Aug 17	$7,011	$7,178	$13,145
Aug 18	$8,239	$8,770	$15,730
Aug 19	$5,864	$7,239	$16,189
Aug 20	$5,460	$5,055	$19,740
Aug 21	$7,932	$6,848	$25,893
Aug 22	$11,296	$10,663	$22,986
Aug 23	$12,417	$12,152	$26,650
Aug 24	$12,767	$13,199	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
C Shares	2.82%	16.84%	2.47%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

AssetsNet	$ 97,887,083
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 535,363
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136571
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Institutional Shares
Trading Symbol	AIWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (Institutional Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,504	$6,712	$10,048
Aug 16	$7,660	$7,130	$11,309
Aug 17	$7,225	$7,178	$13,145
Aug 18	$8,577	$8,770	$15,730
Aug 19	$6,165	$7,239	$16,189
Aug 20	$5,800	$5,055	$19,740
Aug 21	$8,514	$6,848	$25,893
Aug 22	$12,244	$10,663	$22,986
Aug 23	$13,592	$12,152	$26,650
Aug 24	$14,125	$13,199	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	3.92%	18.04%	3.51%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

AssetsNet	$ 97,887,083
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 535,363
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136572
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Investor Shares
Trading Symbol	APWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (Investor Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,483	$6,712	$10,048
Aug 16	$7,608	$7,130	$11,309
Aug 17	$7,161	$7,178	$13,145
Aug 18	$8,470	$8,770	$15,730
Aug 19	$6,076	$7,239	$16,189
Aug 20	$5,700	$5,055	$19,740
Aug 21	$8,349	$6,848	$25,893
Aug 22	$11,972	$10,663	$22,986
Aug 23	$13,255	$12,152	$26,650
Aug 24	$13,742	$13,199	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	3.67%	17.73%	3.23%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

AssetsNet	$ 97,887,083
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 535,363
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.